Programming and Other Inventory (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Programming and Other Inventory Details [Abstract]
Program rights	$ 1,331	$ 1,389
Television programming:
Released (including acquired libraries)	878	781
In process and other	139	128
Theatrical programming:
Released theatrical programming	38	25
In process and other theatrical programming	32	60
Publishing, primarily finished goods	51	57
Total programming and other inventory	2,469	2,440
Less current portion	772	858
Total noncurrent programming and other inventory	$ 1,697	$ 1,582